Provision for (Recoveries) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Current income taxes
Provision for (recovery of) income taxes for the current period	$ 3,793	$ 3,370
Adjustments in respect of prior years and other	(309)	(7)
Total current income taxes	3,484	3,363
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	213	332
Effect of changes in tax rates	43	2
Adjustments in respect of prior years and other	246	(76)
Total deferred income taxes	502	258
Provision for income taxes - Consolidated Statement of Income	3,986	3,621
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	(3,189)	916
Deferred income taxes	(423)	(99)
Total provision for (recovery of) income taxes – Statement of Other Comprehensive Income	(3,612)	817
Income taxes – other non-income related items including business combinations and other adjustments
Current income taxes	31	(13)
Deferred income taxes	(15)	(20)
Income Taxes On Other Non-income Related Items Including Business Combinations And Other Adjustments	16	(33)
Total provision for (recovery of) income taxes	390	4,405
Current income taxes
Federal	(129)	2,226
Provincial	(36)	1,548
Foreign	491	492
Current income tax expense benefit	326	4,266
Deferred income taxes
Federal	395	232
Provincial	263	160
Foreign	(594)	(253)
Total deferred income tax expense (recovery)	64	139
Total provision for (recovery of) income taxes	$ 390	$ 4,405